Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and contingencies
Schedule of future minimum lease commitments under operating leases

Future minimum lease commitments under operating leases for the years ending after December 31, 2011, are as follows (in thousands):

2012	$1,149
2013	942
2014	619
2015	404
2016	335
Thereafter	1,609

$5,058

Schedule of estimated commitments under transmission, interconnection and long-term service agreements
As of December 31, 2011, our commitments under such outstanding agreements are estimated as follows (in thousands):

2012	$9,102
2013	6,671
2014	2,752
2015	2,822
2016	2,894
Thereafter	22,663

$46,904

Schedule of estimated commitments under fuel supply and transportation agreements

As of December 31, 2011, our commitments under such outstanding agreements are estimated as follows (in thousands):

2012	$67,712
2013	61,303
2014	64,214
2015	64,449
2016	66,006
Thereafter	66,732

$390,416